Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jan. 14, 2011	Oct. 01, 2010
Convertible cumulative preferred stock issued related to consideration for business acquisitions	$ 750	$ 10	$ 100
Business acquisition cost holdback	$ 2,000